Schedule of Deferred Taxes Asset (Liability) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset
Start-up costs	$ 162,267	$ 98,101
Total deferred tax asset	162,267	98,101
Valuation Allowance	(162,267)	(98,101)
Deferred tax asset, net of allowance